Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2026	Dec. 31, 2025
Share capital	£ 14,343	£ 14,340
Share premium	175,314	175,246
Share capital and share premium	£ 189,657	£ 189,586
Ordinary shares	21,547,775	20,809,855
Ordinary shares and Deferred shares	3,585,769,995	35,850,321
Deferred share capital [Member]
Deferred shares	3,564,222,220	15,040,466